Derivative instruments and hedging activities - Volume of derivative activity in statement of financial position (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2018	Mar. 31, 2017
Derivatives, Fair Value [Line Items]
Total Notional	[1]	¥ 3,435,879	¥ 3,104,553
Derivative assets, Fair value		15,122	23,359
Derivative liabilities, Fair value	[1]	14,192	23,184
Derivatives used for trading and non-trading purposes [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1],[2],[3]	3,434,602	3,102,798
Derivative assets, Fair value	[2],[3]	15,097	23,322
Derivative liabilities, Fair value	[1],[2],[3]	14,191	23,181
Derivatives used for trading and non-trading purposes [Member] | Equity contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1],[2],[3]	39,203	35,732
Derivative assets, Fair value	[2],[3]	1,011	1,032
Derivative liabilities, Fair value	[1],[2],[3]	1,128	1,250
Derivatives used for trading and non-trading purposes [Member] | Interest rate contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1],[2],[3]	2,940,234	2,656,681
Derivative assets, Fair value	[2],[3]	8,072	15,355
Derivative liabilities, Fair value	[1],[2],[3]	7,550	15,193
Derivatives used for trading and non-trading purposes [Member] | Credit contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1],[2],[3]	31,624	38,735
Derivative assets, Fair value	[2],[3]	515	497
Derivative liabilities, Fair value	[1],[2],[3]	425	641
Derivatives used for trading and non-trading purposes [Member] | Foreign exchange contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1],[2],[3]	362,658	369,421
Derivative assets, Fair value	[2],[3]	5,494	6,437
Derivative liabilities, Fair value	[1],[2],[3]	5,087	6,093
Derivatives used for trading and non-trading purposes [Member] | Commodity contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1],[2],[3]	60,883	2,229
Derivative assets, Fair value	[2],[3]	5	1
Derivative liabilities, Fair value	[1],[2],[3]	1	4
Derivatives designated as hedging instruments [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1]	1,277	1,755
Derivative assets, Fair value		25	37
Derivative liabilities, Fair value	[1]	1	3
Derivatives designated as hedging instruments [Member] | Interest rate contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1]	1,184	1,338
Derivative assets, Fair value		24	36
Derivative liabilities, Fair value	[1]	1
Derivatives designated as hedging instruments [Member] | Foreign exchange contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1]	93	417
Derivative assets, Fair value		1	1
Derivative liabilities, Fair value	[1]		¥ 3

[1]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[2]	As of March 31, 2017 and 2018, the amounts reported include derivatives used for non-trading purposes which are not designated as fair value or net investment hedges. These amounts have not been separately presented since such amounts were not significant.
[3]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.